Description of Business and Financial Condition	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Description of Business and Financial Condition
1.	Description of Business

Organization

Athira Pharma, Inc. (the “Company”) was incorporated as M3 Biotechnology, Inc. in the state of Washington on March 31, 2011 and reincorporated in the state of Delaware on October 27, 2015. In April 2019, the Company changed its name to Athira Pharma, Inc. The Company currently has office and laboratory space in Seattle and Bothell Washington. The Company is a late clinical-stage biopharmaceutical company focused on developing small molecules to restore neuronal health and stop neurodegeneration.

Reverse Stock Split

On September 11, 2020, the Company effected a one-for-7.9302 reverse split of its issued and outstanding common stock, convertible preferred stock, warrants, and stock options. The par value of the common stock and convertible preferred stock was not adjusted as a result of the reverse stock split. All share and per share amounts in the accompanying unaudited condensed financial statements and notes to the unaudited condensed financial statements have been retroactively adjusted for all periods presented to reflect the reverse stock split.

Initial Public Offering

On September 17, 2020, the Company’s registration statement on Form S-1 (File No. 333-248428) for its initial public offering of common stock (“IPO”) was declared effective by the Securities and Exchange Commission (“SEC”). On September 22, 2020, the Company issued and sold 12,000,000 shares of common stock in the IPO at a public offering price of $17.00 per share, resulting in net proceeds of $186.4 million after deducting underwriting discounts and commissions and offering expenses paid by the Company.

In connection with the closing of the IPO, all of the Company’s outstanding shares of convertible preferred stock were automatically converted into 12,503,009 shares of common stock. Immediately prior to the Company’s IPO, all outstanding common stock warrants were exercised into 1,085,334 shares of common stock. Additionally, all outstanding Series B convertible preferred stock warrants were remeasured to their fair value. The final remeasurement of the Series B convertible preferred stock warrant liability resulted in a $0.6 million loss which was recorded to other income (expense), net. Following remeasurement, all Series B convertible preferred stock warrants automatically net exercised into 59,093 shares of common stock and the corresponding liability was reclassified to additional paid in capital. Following the IPO, there are no shares of convertible preferred stock, common stock warrants, or Series B convertible preferred stock warrants outstanding.

Liquidity and Capital Resources

Since the Company’s inception, it has funded its operations primarily with proceeds from the sale and issuance of common stock, convertible preferred stock, common stock warrants, and convertible notes, and to a lesser extent from grant income and stock option exercises. From the Company’s inception through September 30, 2020, it has raised aggregate net cash proceeds of $288.5 million primarily from the issuance of its common stock, convertible preferred stock, common stock warrants, and convertible notes. As of September 30, 2020, the Company had $259.9 million in cash, cash equivalents, and investments and had not generated positive cash flows from operations. Since the Company’s inception, it has devoted substantially all of its resources to its research and development efforts such as small molecule compound discovery, nonclinical studies and clinical trials, as well as manufacturing activities, establishing and maintaining the Company’s intellectual property portfolio, hiring personnel, raising capital, and providing general and administrative support for these operations.

Based upon the Company’s current operating plan, it estimates that its $259.9 million of cash, cash equivalents, and investments at September 30, 2020 will be sufficient to fund its operating expenses and capital expenditure requirements through at least the 12 months following the date of the Company’s Quarterly Report on Form 10-Q for the period ending September 30, 2020.

1.	Description of Business and Financial Condition

Athira Pharma, Inc. (the “Company”) was incorporated as M3 Biotechnology, Inc. in the state of Washington on March 31, 2011 and reincorporated in the state of Delaware on October 27, 2015. In April 2019, the Company changed its name to Athira Pharma, Inc. The Company currently has office and laboratory space in Seattle, Washington. The Company is a late clinical-stage biopharmaceutical company focused on developing small molecules to restore neuronal health and stop neurodegradation.

Risks and Uncertainties

The Company is subject to a number of inherent risks which include, but are not limited to, the need to obtain adequate additional funding, possible failure of clinical trials or other events demonstrating a lack of clinical safety or efficacy of its product candidates, dependence on key personnel, reliance on third-party service providers for manufacturing or drug product and conduct of clinical trials, the ability to successfully secure its proprietary technology, and risks related to the regulatory approval and commercialization of a product candidate.  Additionally, the development and commercialization of new drug products is highly competitive.  There are a number of large pharmaceutical and biotechnology companies developing products for the treatment of neurodegenerative diseases that may have significantly greater financial resources and expertise in drug product development.  Products or technologies developed by competitors may diminish or render obsolete the Company’s existing products under development.

Liquidity and Capital Resources

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred net operating losses since its inception and had an accumulated deficit of $21.1 million as of December 31, 2019. The Company had cash and cash equivalents of $2.1 million as of December 31, 2019 and has not generated positive cash flows from operations.  To date, the Company has been able to fund its operations primarily through the issuance of convertible notes and convertible preferred stock. In the second quarter of 2020, the Company received an aggregate of $81.8 million in net proceeds from the issuance of Series B convertible preferred stock.  The Company’s currently available cash and cash equivalents as of December 31, 2019, together with the proceeds received from the Series B convertible preferred stock financing in the second quarter of 2020, will be sufficient to meet its anticipated cash requirements and management considers that there are no conditions or events, in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern for a period of at least one year from the date the financial statements are issued.

Management expects operating losses to continue for the foreseeable future. There can be no assurance that the Company will ever earn revenues or achieve profitability, or if achieved, that they will be sustained on a continuing basis.  In addition, the manufacturing, clinical and preclinical development activities as well as the commercialization of the Company’s therapies, if approved, will require significant additional financing.  The Company may be unable to secure such financing when needed, or if available, such financings may be under terms that are unfavorable to the Company or the current stockholders.  If the Company is unable to raise additional funds when needed, it may be required to delay, reduce the scope of, or eliminate development programs, which may adversely affect its business and operations.